Consolidated Statement of Cash Flow - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
OPERATING ACTIVITIES
Earnings from continuing operations	$ 444	$ 297	$ 921	$ 722
Adjustments for:
Depreciation	27	28	55	55
Amortization of software	201	178	394	352
Amortization of other identifiable intangible assets	25	24	49	49
Share of post-tax losses in equity method investments	4	4	11	10
Deferred tax	12	(1)	48	18
Other	1	105	47	169
Changes in working capital and other items	207	107	(98)	(186)
Operating cash flows from continuing operations	921	742	1,427	1,189
Operating cash flows from discontinued operations	(1)	4	(2)	2
Net cash provided by operating activities	920	746	1,425	1,191
INVESTING ACTIVITIES
Acquisitions, net of cash acquired	(36)	(24)	(248)	(630)
Proceeds related to disposals of businesses and investments, net of taxes	7	5	8	5
Capital expenditures	(177)	(163)	(333)	(314)
Other investing activities	0	0	0	1
Net cash used in investing activities	(206)	(182)	(573)	(938)
FINANCING ACTIVITIES
Repayments of debt	(500)	(999)	(500)	(999)
Net borrowings under short-term loan facilities	983	0	1,305	0
Payments of lease principal	(15)	(16)	(31)	(33)
Payments for return of capital on common shares	(605)	0	(605)	0
Repurchases of common shares	(100)	0	(362)	0
Other financing activities	(24)	1	(35)	(10)
Net cash used in financing activities	(537)	(1,275)	(785)	(1,563)
Translation adjustments	0	4	(1)	6
Increase (decrease) in cash and cash equivalents	177	(707)	66	(1,304)
Cash and cash equivalents at beginning of period	400	1,371	511	1,968
Cash and cash equivalents at end of period	577	664	577	664
Supplemental cash flow information is provided in note 16.
Interest paid, net of debt-related hedges	(55)	(54)	(74)	(72)
Interest received	7	13	12	32
Income taxes paid	(35)	(42)	(152)	(150)
Preference shares [member]
FINANCING ACTIVITIES
Dividends paid	(1)	(1)	(2)	(2)
Common shares [member]
FINANCING ACTIVITIES
Dividends paid	$ (275)	$ (260)	$ (555)	$ (519)